Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
The Company leases office space and equipment under several operating leases that expire at various dates through 2051. The Company determines if a contract is a lease at inception or modification. Lease terms may include options to extend or terminate the lease and are included in the lease measurement when it is reasonably certain that the Company will exercise that option. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term and corresponding lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are determined using the Company’s incremental borrowings rate based upon information available at lease commencement. Certain lease incentives such as free rent periods are recorded as a reduction of the ROU asset. Lease costs for operating leases are recognized on a straight-line basis over the life of the lease.

The Company has lease agreements with both lease and non-lease components. The Company elected the practical expedient to combine lease and non-lease components for certain real estate leases.

Variable lease expenses may include changes in index-linked lease payments and certain variable operating expenses associated with real estate leases. These payments are recognized in operating expenses in the period incurred.

At December 31, 2021 and 2020, the Company had operating lease net ROU assets of $14 million and $19 million and associated lease liabilities of $23 million and $30 million, respectively, classified within other assets and other liabilities, respectively. Net lease expense was $30 million, $22 million, and $32 million in 2021, 2020 and 2019, respectively, including expenses associated with software leases.

The following table summarizes the components of operating lease costs and other information related to operating leases recorded within operating costs and other expenses, net of deferrals, (in millions):

	Years Ended December 31,
	2021	2020	2019
Lease Cost:
Operating leases (1)	$7	$11	$13
Variable lease costs	2	2	2
Sublease income	(4)	(5)	(3)
Net Lease Cost	$5	$8	$12

Other Information:
Cash paid for amounts included in the measurement of operating lease liability	$7	$10	$12
Weighted average lease term	5 years	6 years	6 years
Weighted average discount rate	3.6%	3.6%	3.6%
(1)    Operating lease costs exclude software leases, as intangible assets are excluded from the scope of Accounting Standard Codification 842, Leases.
At December 31, 2021, the maturities of operating lease liabilities were as follows (in millions):

2022	$6
2023	6
2024	5
2025	3
2026	3
Thereafter	3
Total	$26
Less: interest	3
Present value of lease liabilities	$23